Consolidated Balance Sheet - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Assets
Goodwill	€ 6,802,127,000	€ 7,011,909,000
Other intangible assets	2,832,196,000	2,949,147,000
Rights of use	945,240,000	897,552,000
Property, plant and equipment	3,247,123,000	3,270,937,000
Investment in equity-accounted investees	534,970,000	1,955,177,000
Non-current financial assets
Non-current financial assets measured at fair value	12,182,000	38,570,000
Non-current financial assets at amortized cost	164,494,000	582,175,000
Total non-current financial assets	176,676,000	620,745,000
Other non-current assets	145,522,000
Deferred tax assets	305,295,000	174,923,000
Total non-current assets	14,989,149,000	16,880,390,000
Current assets
Non-current assets held for sale	1,433,867,000	4,969,000
Inventories	3,459,277,000	3,201,357,000
Current contract assets	47,751,000	35,154,000
Trade and other receivables
Trade receivables	645,113,000	608,688,000
Other receivables	74,933,000	73,181,000
Current income tax assets	47,213,000	56,782,000
Trade and other receivables	767,259,000	738,651,000
Other current financial assets
Current financial assets measured at fair value	23,644,000	12,629,000
Current financial assets at amortized cost	116,588,000	31,034,000
Total current financial assets	140,232,000	43,663,000
Other current assets	73,942,000	81,814,000
Cash and cash equivalents.	529,577,000	547,979,000
Total current assets	6,451,905,000	4,653,587,000
Total assets	21,441,054,000	21,533,977,000
Equity and liabilities
Share capital	119,603,705	119,603,705
Share premium	910,728,000	910,728,000
Reserves	4,482,798,000	4,326,436,000
Treasury stock	(152,748,000)	(162,220,000)
Profit for the year attributable to the Parent	59,315,000	208,279,000
Total equity	5,419,697,000	5,402,827,000
Cash Flow hedges	998,000	(438,000)
Other comprehensive Income	(9,117,000)	(8,084,000)
Other comprehensive income from non-current assets held for sale	1,520,000
Translation differences	414,068,000	735,633,000
Other comprehensive expenses	407,469,000	727,111,000
Equity attributable to the Parent	5,827,166,000	6,129,938,000
Non-controlling interests	2,145,319,000	2,327,606,000
Equity	7,972,485,000	8,457,544,000
Non-current liabilities
Grants	13,807,000	15,123,000
Provisions	116,925,000	110,063,000
Non-current financial liabilities	10,033,604,000	9,960,562,000
Other non-current liabilities		15,000
Deferred tax liabilities	988,629,000	1,034,823,000
Total non-current liabilities	11,152,965,000	11,120,586,000
Provisions	47,806,000	56,339,000
Current financial liabilities	1,023,614,000	795,686,000
Trade and Other Payables
Suppliers	813,114,000	731,918,000
Other payables	133,181,000	114,730,000
Current income tax liabilities	14,523,000	15,687,000
Total trade and other payables	960,818,000	862,335,000
Other current liabilities	283,366,000	241,487,000
Total current liabilities	2,315,604,000	1,955,847,000
Total liabilities	13,468,569,000	13,076,433,000
Total equity and liabilities	€ 21,441,054,000	€ 21,533,977,000